Schedule of Disaggregated Revenues (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Lease revenue	$ 30,417	$ 7,094	$ 41,032	$ 11,038
Blockchain award revenue	721	1,329	1,062	1,525
Total revenue	31,138	8,423	42,094	12,563
Total revenue	$ 31,138	$ 8,423	$ 42,094	$ 12,563
Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Lease revenue					$ 21,224	$ 7,935
Blockchain award revenue					5,663
Total revenue					26,887	7,935
Total revenue					$ 26,887	$ 7,935